Other financial instruments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Inventory		$ 1,014
Cost of sales	14,988	19,394
Net revenues	(483)	(5,727)
Other income and expenses, net	(1,385)	1,363
Other comprehensive (loss) income	732	(1,329)
Realized (loss) gain	13,271	8,648
Net financial results	(606)	$ (83)
Hedging Programs For Mismatches Of Quotation Periods [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Inventory
Cost of sales	14,988
Net revenues	2,676
Other income and expenses, net	(1,385)
Other comprehensive (loss) income	732
Realized (loss) gain	17,829
Hedging Programs For Sales Of Zinc At Fixed Price [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Net revenues	(3,159)
Realized (loss) gain	(4,111)
Hedging Programs For Interest Rate Risk [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Realized (loss) gain	(447)
Net financial results	$ (606)